Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2016
Table Text Block
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2016
Total Capital (to Risk-Weighted Assets):
Corporation	$4,869,215	19.48%	$2,156,365	8.625%
BPPR	3,678,619	19.53	1,624,727	8.625
BPNA	1,040,234	17.91	501,075	8.625

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,121,208	16.48%	$1,281,318	5.125%
BPPR	3,436,615	18.24	965,417	5.125
BPNA	997,094	17.16	297,740	5.125

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,121,208	16.48%	$1,656,338	6.625%
BPPR	3,436,615	18.24	1,247,979	6.625
BPNA	997,094	17.16	384,883	6.625

Tier I Capital (to Average Assets):
Corporation	$4,121,208	10.91%	$1,511,403	4%
BPPR	3,436,615	11.53	1,191,783	4
BPNA	997,094	13.02	306,375	4

	Actual		Capital adequacy minimum requirement
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2015
Total Capital (to Risk-Weighted Assets):
Corporation	$4,692,409	18.78%	$1,998,971	8%
BPPR	3,591,547	18.27	1,572,988	8
BPNA	945,132	19.02	397,519	8

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,049,576	16.21%	$1,124,421	4.5%
BPPR	3,339,165	16.98	884,806	4.5
BPNA	908,722	18.29	223,604	4.5

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,049,576	16.21%	$1,499,229	6%
BPPR	3,339,165	16.98	1,179,741	6
BPNA	908,722	18.29	298,139	6

Tier I Capital (to Average Assets):
Corporation	$4,049,576	11.82%	$1,370,145	4%
BPPR	3,339,165	12.21	1,094,291	4
BPNA	908,722	13.74	264,547	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized [Table Text Block]
	2016		2015
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$1,883,741	10%	$1,966,236	10%
BPNA	580,956	10	496,899	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,224,432	6.5%	$1,278,053	6.5%
BPNA	377,621	6.5	322,984	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,506,993	8%	$1,572,988	8%
BPNA	464,765	8	397,519	8

Tier I Capital (to Average Assets):
BPPR	$1,489,729	5%	$1,367,864	5%
BPNA	382,968	5	330,683	5

Schedule of Basel 3 Requirements [Table Text Block]
			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2016	2017	2018	2019
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	5.125%	5.750%	6.375%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	6.625	7.250	7.875	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	8.625	9.250	9.875	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A